Law Offices of Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com
September 2, 2010
VIA EDGAR [CORRESPONDENCE FILING]
Secretary
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Kayne Anderson Midstream/Energy Fund, Inc. — Registration Statement on Form N-2
Dear Sir or Madam:
     Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, and Section 8(b) of the Investment Company Act of 1940, as amended, on behalf of our client, Kayne Anderson Midstream/Energy Fund, Inc. (the “Registrant”), is a copy of the Registrant’s registration statement on Form N-2, including exhibits, relating to the Registrant’s proposed issuance of its common stock.
     Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any comments or questions regarding this filing to the undersigned at (415) 856-7007, or John Della Grotta, at (714) 668-6210.

Very truly yours,
/s/ David A. Hearth, Esq.

of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure
cc:	Kevin S. McCarthy (w/ enclosures) David J. Shladovsky, Esq. (w/ enclosures) John F. Della Grotta, Esq. (w/ enclosures)